Leases - Other Information (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Leases
Lease extension period	5 years		5 years		5 years
Lessee, Operating Lease, Existence of Option to Extend [true false]			true		true
Operating lease expense	$ 249,000	$ 252,000	$ 504,000	$ 499,000	$ 1,000,000	$ 1,000,000
Operating cash flows used for operating leases			$ 671,000	$ 575,000	$ 1,200,000	$ 1,100,000
Weighted=average remaining lease term	3 years 9 months		3 years 9 months		4 years 3 months
Weighted average discount rate (as a percent)	7.47%		7.47%		7.47%